BlackRock Advantage Large Cap Core Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2023
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.4%
Axon Enterprise, Inc.
(a)
............... 326 $ 73,301
General Dynamics Corp. .............. 3,690 842,095
Lockheed Martin Corp. ............... 2,652 1,253,680
Textron, Inc. ...................... 4,045 285,698
2,454,774
Automobile Components — 0.4%
BorgWarner, Inc. ................... 783 38,453
Lear Corp. ....................... 4,450 620,731
659,184
Automobiles — 1.5%
General Motors Co. ................. 33,463 1,227,423
Tesla, Inc.
(a)
....................... 6,570 1,363,012
2,590,435
Banks — 2.1%
Bank of America Corp. ............... 33,468 957,185
Citigroup, Inc. ..................... 13,024 610,695
JPMorgan Chase & Co. .............. 3,676 479,020
US Bancorp ...................... 9,509 342,799
Wells Fargo & Co. .................. 32,574 1,217,616
3,607,315
Beverages — 1.8%
PepsiCo, Inc. ..................... 16,676 3,040,035
Biotechnology — 2.2%
Amgen, Inc. ...................... 5,294 1,279,825
Biogen, Inc.
(a)
..................... 214 59,499
BioMarin Pharmaceutical, Inc.
(a)
......... 1,360 132,246
Exelixis, Inc.
(a)
..................... 18,196 353,184
Gilead Sciences, Inc. ................ 3,199 265,421
Horizon Therapeutics plc
(a)
............ 1,005 109,686
Incyte Corp.
(a)
..................... 6,808 492,014
Neurocrine Biosciences, Inc.
(a)
.......... 5,311 537,579
Regeneron Pharmaceuticals, Inc.
(a)
....... 258 211,991
Ultragenyx Pharmaceutical, Inc.
(a)(b)
....... 11,409 457,501
3,898,946
Broadline Retail — 3.5%
Amazon.com, Inc.
(a)
................. 45,919 4,742,973
Coupang, Inc., Class A
(a)
.............. 2,899 46,384
eBay, Inc. ........................ 27,624 1,225,677
Etsy, Inc.
(a)
....................... 309 34,401
6,049,435
Building Products — 0.6%
Allegion plc ....................... 7,777 830,039
Trane Technologies plc ............... 1,403 258,124
1,088,163
Capital Markets — 2.7%
Bank of New York Mellon Corp. (The) ..... 34,000 1,544,960
Cboe Global Markets, Inc. ............. 4,971 667,307
Charles Schwab Corp. (The) ........... 4,836 253,310
Intercontinental Exchange, Inc. ......... 2,671 278,558
LPL Financial Holdings, Inc. ............ 1,727 349,545
S&P Global, Inc. ................... 4,456 1,536,295
Stifel Financial Corp. ................ 537 31,731
Tradeweb Markets, Inc., Class A ......... 686 54,208
4,715,914
Security
Shares
Shares Value
Chemicals — 1.9%
Ecolab, Inc. ...................... 13,226 $ 2,189,300
FMC Corp. ....................... 9,004 1,099,658
3,288,958
Commercial Services & Supplies — 0.4%
Cintas Corp. ...................... 1,505 696,333
Communications Equipment — 0.9%
Juniper Networks, Inc.
(b)
.............. 47,074 1,620,287
Construction & Engineering — 1.0%
AECOM ......................... 20,348 1,715,743
Consumer Finance — 1.6%
American Express Co. ............... 14,201 2,342,455
Synchrony Financial ................. 12,086 351,461
2,693,916
Consumer Staples Distribution & Retail — 1.6%
Walmart, Inc.
(b)
.................... 19,299 2,845,638
Distributors — 0.3%
Genuine Parts Co. .................. 2,768 463,114
Electric Utilities — 0.3%
Evergy, Inc. ....................... 7,689 469,952
NRG Energy, Inc. ................... 1,289 44,200
PPL Corp. ....................... 3,227 89,678
603,830
Electrical Equipment — 0.8%
AMETEK, Inc. ..................... 3,074 446,744
Eaton Corp. plc .................... 4,976 852,588
1,299,332
Electronic Equipment, Instruments & Components — 1.1%
Flex Ltd.
(a)
........................ 81,077 1,865,582
TD SYNNEX Corp. .................. 1,116 108,017
1,973,599
Energy Equipment & Services — 0.2%
Halliburton Co. .................... 9,824 310,832
Patterson-UTI Energy, Inc. ............ 4,899 57,318
368,150
Entertainment — 0.1%
(a)
ROBLOX Corp., Class A .............. 1,996 89,780
Warner Bros Discovery, Inc. ............ 3,571 53,922
143,702
Financial Services — 2.5%
Berkshire Hathaway, Inc., Class B
(a)
...... 2,253 695,659
Mastercard, Inc., Class A .............. 3,653 1,327,537
PayPal Holdings, Inc.
(a)
............... 16,965 1,288,322
Visa, Inc., Class A
(b)
................. 4,831 1,089,197
4,400,715
Food Products — 1.3%
Archer-Daniels-Midland Co. ............ 26,720 2,128,515
Hershey Co. (The) .................. 172 43,758
Kellogg Co. ....................... 1,210 81,022
2,253,295
Ground Transportation — 0.2%
Lyft, Inc., Class A
(a)
.................. 9,032 83,727
Norfolk Southern Corp. ............... 477 101,124
Ryder System, Inc. .................. 235 20,971
Schneider National, Inc., Class B ........ 7,034 188,160
393,982

BlackRock Advantage Large Cap Core Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Health Care Equipment & Supplies — 1.7%
Becton Dickinson & Co. .............. 4,874 $ 1,206,510
Boston Scientific Corp.
(a)(b)
............. 28,783 1,440,013
IDEXX Laboratories, Inc.
(a)
............. 347 173,528
ResMed, Inc. ..................... 890 194,901
3,014,952
Health Care Providers & Services — 4.6%
Cardinal Health, Inc. ................. 439 33,145
Cigna Group (The) .................. 6,833 1,746,036
CVS Health Corp. .................. 30,830 2,290,977
Elevance Health, Inc. ................ 4,833 2,222,262
UnitedHealth Group, Inc. .............. 3,562 1,683,366
7,975,786
Health Care Technology — 0.4%
Teladoc Health, Inc.
(a)
................ 23,398 606,008
Hotel & Resort REITs — 0.0%
Park Hotels & Resorts, Inc.
(b)
........... 1,629 20,134
Hotels, Restaurants & Leisure — 1.8%
Caesars Entertainment, Inc.
(a)
.......... 10,615 518,118
Darden Restaurants, Inc.
(b)
............ 4,705 730,028
McDonald's Corp. .................. 330 92,271
MGM Resorts International ............ 1,593 70,761
Starbucks Corp. .................... 1,527 159,007
Travel + Leisure Co. ................. 31,571 1,237,583
Yum! Brands, Inc. .................. 1,952 257,820
3,065,588
Household Durables — 0.2%
TopBuild Corp.
(a)
................... 725 150,901
Whirlpool Corp. .................... 1,433 189,185
340,086
Household Products — 2.2%
Colgate-Palmolive Co. ............... 24,299 1,826,070
Procter & Gamble Co. (The) ........... 12,941 1,924,197
3,750,267
Industrial Conglomerates — 0.7%
Honeywell International, Inc. ........... 6,040 1,154,365
Industrial REITs — 0.9%
Prologis, Inc. ...................... 12,404 1,547,647
Insurance — 3.2%
Allstate Corp. (The) ................. 5,439 602,696
American Financial Group, Inc. ......... 301 36,571
Arthur J Gallagher & Co. .............. 290 55,480
Everest Re Group Ltd. ............... 306 109,554
Marsh & McLennan Cos., Inc. .......... 12,436 2,071,216
MetLife, Inc. ...................... 31,989 1,853,443
Travelers Cos., Inc. (The) ............. 4,528 776,144
WR Berkley Corp. .................. 631 39,286
5,544,390
Interactive Media & Services — 5.6%
(a)
Alphabet, Inc., Class A ............... 39,663 4,114,243
Alphabet, Inc., Class C ............... 23,734 2,468,336
Bumble, Inc., Class A ................ 945 18,475
Match Group, Inc. .................. 5,392 206,999
Meta Platforms, Inc., Class A ........... 10,265 2,175,564
Pinterest, Inc., Class A ............... 12,915 352,192
Snap, Inc., Class A .................. 37,595 421,440
9,757,249
Security
Shares
Shares Value
IT Services — 0.5%
Accenture plc, Class A ............... 2,213 $ 632,498
Gartner, Inc.
(a)
..................... 795 258,987
891,485
Life Sciences Tools & Services — 3.1%
Agilent Technologies, Inc. ............. 12,530 1,733,400
Danaher Corp. .................... 8,413 2,120,413
Thermo Fisher Scientific, Inc. ........... 2,743 1,580,983
5,434,796
Machinery — 4.2%
Cummins, Inc. ..................... 3,012 719,507
Deere & Co. ...................... 5,376 2,219,643
Illinois Tool Works, Inc. ............... 4,694 1,142,754
Snap-on, Inc. ..................... 3,718 917,937
Timken Co. (The) ................... 12,899 1,054,106
Xylem, Inc.
(b)
...................... 11,895 1,245,407
7,299,354
Media — 1.5%
Comcast Corp., Class A .............. 25,612 970,951
Fox Corp., Class A
(b)
................. 44,809 1,525,746
Fox Corp., Class B .................. 770 24,109
Liberty Media Corp.-Liberty SiriusXM, Class A
(a)
347 9,747
2,530,553
Metals & Mining — 0.2%
Reliance Steel & Aluminum Co. ......... 130 33,376
Steel Dynamics, Inc. ................. 2,799 316,455
United States Steel Corp. ............. 594 15,504
365,335
Multi-Utilities — 1.4%
CMS Energy Corp. .................. 3,878 238,032
DTE Energy Co. ................... 17,904 1,961,204
NiSource, Inc. ..................... 7,111 198,823
2,398,059
Oil, Gas & Consumable Fuels — 3.3%
Chevron Corp. ..................... 19,722 3,217,841
ConocoPhillips .................... 3,009 298,523
EOG Resources, Inc. ................ 4,274 489,929
Exxon Mobil Corp. .................. 13,123 1,439,068
Targa Resources Corp. ............... 773 56,390
Valero Energy Corp. ................. 1,753 244,719
5,746,470
Passenger Airlines — 0.0%
Southwest Airlines Co. ............... 1,984 64,559
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co. .............. 29,066 2,014,565
Eli Lilly & Co. ..................... 2,930 1,006,221
Johnson & Johnson ................. 5,851 906,905
Pfizer, Inc. ....................... 19,258 785,726
4,713,417
Professional Services — 0.3%
Automatic Data Processing, Inc. ......... 2,235 497,578
KBR, Inc.
(b)
....................... 1,659 91,328
588,906
Residential REITs — 1.0%
Equity Residential .................. 30,262 1,815,720
Retail REITs — 0.9%
Kimco Realty Corp. ................. 1,138 22,225
Simon Property Group, Inc. ............ 13,046 1,460,761
1,482,986

BlackRock Advantage Large Cap Core Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 5.2%
Analog Devices, Inc. ................. 12,069 $ 2,380,248
Applied Materials, Inc. ............... 3,887 477,440
Intel Corp. ....................... 41,505 1,355,968
MaxLinear, Inc.
(a)(b)
.................. 12,383 436,006
NVIDIA Corp. ..................... 15,183 4,217,382
QUALCOMM, Inc. .................. 1,171 149,396
Teradyne, Inc. ..................... 223 23,975
9,040,415
Software — 11.3%
Adobe, Inc.
(a)(b)
..................... 5,036 1,940,723
Autodesk, Inc.
(a)
.................... 844 175,687
Box, Inc., Class A
(a)
................. 2,179 58,376
Cadence Design Systems, Inc.
(a)
........ 655 137,609
Fortinet, Inc.
(a)
..................... 1,224 81,347
Intuit, Inc. ........................ 2,483 1,106,996
Manhattan Associates, Inc.
(a)
........... 7,298 1,130,095
Microsoft Corp. .................... 34,167 9,850,346
Paylocity Holding Corp.
(a)
............. 126 25,046
Rapid7, Inc.
(a)
..................... 3,198 146,820
RingCentral, Inc., Class A
(a)
............ 17,911 549,330
Salesforce, Inc.
(a)
................... 8,451 1,688,341
ServiceNow, Inc.
(a)
.................. 2,169 1,007,978
Splunk, Inc.
(a)
..................... 2,674 256,383
Synopsys, Inc.
(a)
................... 579 223,639
Teradata Corp.
(a)
................... 8,663 348,946
VMware, Inc., Class A
(a)
.............. 969 120,980
Workday, Inc., Class A
(a)(b)
............. 3,532 729,499
19,578,141
Specialized REITs — 0.7%
SBA Communications Corp. ........... 4,819 1,258,096
Specialty Retail — 2.9%
Best Buy Co., Inc. .................. 4,689 367,008
Home Depot, Inc. (The) .............. 5,188 1,531,083
Lowe's Cos., Inc. ................... 7,735 1,546,768
Security
Shares
Shares Value
Specialty Retail (continued)
Penske Automotive Group, Inc.
(b)
........ 1,226 $ 173,859
TJX Cos., Inc. (The) ................. 17,851 1,398,804
5,017,522
Technology Hardware, Storage & Peripherals — 7.1%
Apple, Inc. ....................... 62,916 10,374,848
Dell Technologies, Inc., Class C ......... 10,369 416,938
Hewlett Packard Enterprise Co. ......... 61,675 982,483
HP, Inc. ......................... 15,555 456,539
12,230,808
Textiles, Apparel & Luxury Goods — 0.6%
Lululemon Athletica, Inc.
(a)
............. 2,808 1,022,646
Trading Companies & Distributors — 0.4%
Herc Holdings, Inc. .................. 5,575 634,993
Total Long-Term Investments — 99.0%
(Cost: $164,805,396) ............................. 171,755,528
Short-Term Securities
Money Market Funds — 5.1%
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.70% ................... 1,397,354 1,397,354
SL Liquidity Series, LLC, Money Market Series,
5.01%
(e)
....................... 7,439,576 7,440,320
Total Short-Term Securities — 5.1%
(Cost: $8,837,344) .............................. 8,837,674
Total Investments — 104.1%
(Cost: $173,642,740 ) ............................. 180,593,202
Liabilities in Excess of Other Assets — (4.1)% ............ (7,113,657)
Net Assets — 100.0% ..............................
$ 173,479,545
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 1,693,555 $ — $ (296,201)
(a)
$ — $ — $ 1,397,354 1,397,354 $ 16,464 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 1,552,176 5,887,112
(a)
— 810 222 7,440,320 7,439,576 3,739
(b)
—
$ 810 $ 222 $ 8,837,674 $ 20,203 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

BlackRock Advantage Large Cap Core Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2023
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Advantage Large Cap Core Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 9 06/16/23 $ 1,862 $ 55,935
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 171,755,528 $ — $ — $ 171,755,528
Short-Term Securities
Money Market Funds ...................................... 1,397,354 — — 1,397,354
$ 173,152,882 $ — $ — $ 173,152,882
Investments Valued at NAV
(a)
..................................... 7,440,320
$ —
$ 180,593,202
$ —
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 55,935 $ — $ — $ 55,935
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
S&P Standard & Poor's